Other current liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities

Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2015	December 31, 2014
Taxes payable	168	160
Employee withheld taxes, social security and vacation payment	87	122
Intangible liabilities - unfavorable contracts (1)	65	116
Accrued interest expense	70	77
Liabilities relating to investment in shares (2)	—	167
Deferred mobilization revenue	208	178
Derivative financial instruments (3)	424	372
Accrued expenses	173	292
Construction obligation (4)	460	428
Other current liabilities	29	22
Total other current liabilities	1,684	1,934

(1) Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Notes 12 and 21 to the consolidated financial statements included herein.
(2) Liabilities relating to investment in shares primarily represents amounts owed in respect of the Company’s share forward purchase contracts for Sevan Drilling. See Note 12 to the consolidated financial statements included herein.
(3) Derivative financial instruments consist of unrealized losses on various types of derivatives.
(4) The construction obligation has been recognized upon the acquisition of Sevan Drilling. See Note 12 to the consolidated financial statements included herein.